UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:	811-07420

Exact Name of Registrant as Specified in Charter:	Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD.

=========== DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, Inc. ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END NPX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® MINNESOTA MUNICIPAL INCOME FUND II, INC.

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/Chief Executive Officer
Date:	August 26, 2011